Share-based payments - Key assumptions of the share option (Details) - Binomial option pricing model	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement
Discount rate	17.00%	17.00%	24.00%
Risk-free interest rate	3.00%	4.00%	4.00%
Volatility	46.00%	51.00%	52.00%
Dividend yield	0.00%	0.00%	0.00%